Financial Instruments and Risk Management (Details) - Schedule of financial assets represents the maximum credit exposure - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of financial assets represents the maximum credit exposure [Abstract]
Cash and cash equivalents	$ 23,749	$ 496
Other current assets (Restricted deposits)	120	145
Total	$ 23,869	$ 641